State Street Aggregate Bond Index Fund Investment Objectives and Goals - State Street Aggregate Bond Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street Aggregate Bond Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street Aggregate Bond Index Fund (the “Aggregate Bond Index Fund” or the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market over the long term.